INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31,
	2021	2022

Raw materials	$22,581	$35,111
Work in progress	423	143
Finished products	38,394	36,755

	$61,398	$72,009